Financial Instruments - Fair Values of Derivatives (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	$ 165	$ 261
Derivative Liabilities, Total	(240)	(94)
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	92	208
Derivative Liabilities, Total	(202)	(56)
Derivatives Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	41	159
Derivative Liabilities, Total	(186)	(42)
Derivatives Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	51	49
Derivative Liabilities, Total	(16)	(14)
Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	73	53
Derivative Liabilities, Total	(38)	(38)
Derivatives Not Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	65	45
Derivative Liabilities, Total	(29)	(28)
Derivatives Not Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	8	8
Derivative Liabilities, Total	$ (9)	$ (10)